Ameritas Life Insurance Corp.

("Ameritas Life")

Carillon Life Account

Supplement to:

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Supplement Dated May 1, 2026

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2 Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2 Fred Alger Management, LLC
Seeks to provide long-term capital appreciation.	American Funds® IS New World Fund, Class 2 Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P MidCap 400 Index. [2]	CVT S&P MidCap 400 Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Long-term growth of capital.	DWS Capital Growth VIP, Class A DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.

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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2 Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2 Franklin Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund, Series I Invesco Advisers, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP Avantis Large Cap Value Fund, Standard Class II (named LVIP American Century Disciplined Core Value Fund, Standard Class II prior to 5/01/26)
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Value Series, Initial Class Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II ALPS Advisors, Inc. / Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II ALPS Advisors, Inc. / Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II ALPS Advisors, Inc. / Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Quality Equity Portfolio, Class I Neuberger Berman Investment Advisers LLC
To seek to provide total return through a combination of capital appreciation and current income.	Nomura VIP Balanced Series, Service Class Delaware Management Company / Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Nomura VIP Science and Technology Series, Service Class Delaware Management Company
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II T. Rowe Price Associates, Inc.
Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.	T. Rowe Price Equity Income Portfolio-II T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio Third Avenue Management LLC

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1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with Ameritas Life.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

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